ALLIANCE TREASURY RESERVES

ALLIANCECAPITAL



SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)

STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS-71.7%
           U.S. TREASURY BILLS-43.2%
$ 15,000   3/07/96                                 5.19%       $ 14,857,275
  13,000   1/25/96                                 5.32          12,953,937
 150,000   2/15/96                                 5.32         148,998,312
  43,000   1/11/96                                 5.36          42,936,038
                                                               ------------
                                                                219,745,562

           U.S. TREASURY NOTES-28.5%
  35,000   4.63%, 2/15/96                          5.40          34,958,664
  12,000   4.63%, 2/29/96                          5.43          11,982,660
  10,000   5.13%, 3/31/96                          5.49           9,988,145
  33,000   5.50%, 4/30/96                          5.90          32,954,557
  25,000   7.38%, 5/15/96                          5.43          25,168,410
  10,000   7.75%, 3/31/96                          5.73          10,045,562
  20,000   7.88%, 2/15/96                          5.44          20,052,941
                                                               ------------
                                                                145,150,939

           Total U.S. Government Obligations
           (amortized cost $364,896,501)                        364,896,501

           REPURCHASE AGREEMENTS-28.5%
           BANKERS TRUST REPO
  24,000   5.55%, dated 12/27/95, due 1/03/96
           in the amount of $24,025,900
           (cost $24,000,000; collateralized by
           $23,955,000 U.S. Treasury Note, 7.25%,
           11/30/96, value $24,508,079)            5.55          24,000,000

           GOLDMAN SACHS & CO.
  24,000   5.75%, dated 12/27/95, due 1/03/96
           in the amount of $24,026,833
           (cost $24,000,000; collateralized by
           $17,725,000 U.S. Treasury Bond,
           10.375%, 11/15/12, value $24,668,945)   5.75          24,000,000

           MERRILL LYNCH REPO
  24,000   5.65%, dated 12/27/95, due 1/03/96
           in the amount of $24,026,367
           (cost $24,000,000; collateralized by
           $24,120,000 U.S. Treasury Note,
           5.625%, 10/31/97, value $24,513,275)    5.65          24,000,000

           J.P. MORGAN & CO.
  25,000   5.75%, dated 12/26/95, due 1/02/96
           in the amount of $25,027,951
           (cost $25,000,000; collateralized by
           $24,114,000 U.S. Treasury Note,
           7.50%, 12/31/96, value $25,539,707)     5.75%        $25,000,000

           MORGAN STANLEY REPO
  24,000   5.75%, dated 12/27/95, due 1/10/96
           in the amount of $24,053,667
           (cost $24,000,000; collateralized by
           $23,380,000 U.S. Treasury Note,
           6.375%, 6/30/97, value $24,508,021)     5.75          24,000,000

           STATE STREET BANK AND TRUST CO.
  24,000   5.55%, dated 12/28/95, due 1/04/96
           in the amount of $24,025,900
           (cost $24,000,000; collateralized by
           $24,965,000 U.S. Treasury Bill,
           5/16/96, value $24,487,856)             5.55          24,000,000

           Total Repurchase Agreements
           (amortized cost $145,000,000)                        145,000,000

           TOTAL INVESTMENTS-100.2%
           (amortized cost $509,896,501)                        509,896,501
           Other assets less liabilities-(0.2%)                    (813,624)

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 509,042,677
           shares outstanding)                                 $509,082,877


+ All securities either mature or their interest rate changes in one year or less.

   See notes to financial statements.


1



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)       ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $14,316,604

EXPENSES
  Advisory fee (Note B)                               $1,269,509
  Distribution assistance and administrative
    service (Note C)                                     735,549
  Transfer agency                                        343,420
  Registration expense                                   165,554
  Custodian fees                                          68,952
  Printing                                                33,744
  Audit and legal fees                                    33,182
  Trustees' fees                                           5,950
  Amortization of organization expense                     4,600
  Miscellaneous                                            5,510
  Total expenses                                       2,665,970
  Less: fee waiver                                      (634,755)
                                                                      2,031,215
  Net investment income                                              12,285,389

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       44,747

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $12,330,136


See notes to financial statements.


2



STATEMENT OF CHANGES IN NET ASSETS                   ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                 DECEMBER 31,1995   YEAR ENDED
                                                    (UNAUDITED)    JUNE 30,1995
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 12,285,389   $ 13,260,896
  Net realized gain (loss) on investments                44,747         (1,959)
  Net increase in net assets from operations         12,330,136     13,258,937

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                             (12,285,389)   (13,260,896)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       15,336,247    412,984,016
  Total increase                                     15,380,994    412,982,057

NET ASSETS
  Beginning of period                               493,701,883     80,719,826
  End of period                                    $509,082,877   $493,701,883


See notes to financial statements.


3



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the 'Trust') is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the 'Portfolio'). Each portfolio is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through September, 1998.

3. TAXES
It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Security gains and losses are determined on the identified cost basis. It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion.

The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1995, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .80 of 1% of its average daily net assets. No reimbursement was required for the six months ended December 31, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $144,489 for the six months ended December 31, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1995, the Adviser waived all payments under the Plan. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $100,794 of which $62,000 was paid to the Adviser.


4



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995,the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $4,547 of which $2,588 expires in 2002 and $1,959 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1995, capital paid-in aggregated $509,042,677. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED      YEAR ENDED
                                              DECEMBER 31,1995       JUNE 30,
                                                 (UNAUDITED)           1995
                                              ----------------  ---------------
Shares sold                                    1,376,620,804     2,037,450,750
Shares issued on reinvestments of dividends       12,285,389        13,260,896
Shares redeemed                               (1,373,569,946)   (1,637,727,630)
Net increase                                      15,336,247       412,984,016



NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                           SIX MONTHS                SEP. 1,
                                              ENDED     YEAR ENDED    1993(A)
                                          DEC. 31,1995    JUNE 30,   THROUGH
                                           (UNAUDITED)      1995   JUNE 30,1994
                                          -------------  ---------  -----------
Net asset value, beginning of period        $  1.00       $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .0244         .0460     .0260

LESS: DISTRIBUTIONS
Dividends from net investment income         (.0244)       (.0460)   (.0260)
Net asset value, end of period              $  1.00       $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on:
  net asset value (b)                          4.91%(c)      4.71%     3.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(in thousands)    $509,083      $493,702   $80,720
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              .80%(c)       .69%      .28%(c)
  Expenses, before waivers and
    reimbursements                             1.05%(c)      1.05%     1.28%(c)
  Net investment income (d)                    4.84%(c)      4.86%     3.24%(c)


(a) Commencement of operations.

(b) Total investment return in calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption in the last day of the period.

(c) Annualized.

(d) Net of expenses reimbursed or waived by the Adviser.


5



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


6



ALLIANCE TREASURY RESERVES
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Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Treasury Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 9 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


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WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601038
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